Future Minimum Lease Payments Receivable under Direct Financing and Sales-type Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	[1]
Leases [Abstract]
2017	$ 77,765
2018	65,021
2019	45,582
2020	28,281
2021 and thereafter	52,607
Total future minimum lease payments	$ 269,256	$ 381,561

[1]	Amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).